Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Stockholders' Deficit

On May 22, 2014, we filed a certificate of amendment to our Articles of Incorporation increasing the number of our authorized shares from 250,000,000 to 350,000,000 shares with the Nevada Secretary of State.

Non-cash stock-based compensation expense recorded in the three and nine months ended September 30, 2014 and September 30, 2013 is as follows:

	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013

Awards to employees	$71,191	$-	$2,355,669	$-
Awards to non-employees	-	-	83,314	16,875
Total non-cash stock-based compensation expense	$71,191	$-	$2,438,983	$16,875

Employee and Director awards

During the three months ended September 30, 2014, we did not issue any options to employees or Directors for Director-related services.

During the three months ended June 30, 2014, we issued 10,000,000 options to employees and 5,000,000 options to Directors for Director-related services.

During the three months ended March 31, 2014, we issued 12,401,200 options to employees and 2,624,800 options to Directors for Director-related services. These option grants were issued in conjunction with the cancellation of 7,070,400 options that had previously been issued to employees and Directors.

No stock options were granted to employees or to Directors for Director-related services during the nine months ended September 30, 2013.

During the three months ended September 30, 2014, 100,000 options previously granted to a non-employee Director expired. During the three months ended March 31, 2014, 20,000 options previously granted to an employee expired. These options had vested before expiration.

The following tables summarize information about stock options issued to employees and Directors during the nine months ended September 30, 2014:

	Shares	Weighted-average exercise price	Weighted-average exercise life	Intrinsic value

Outstanding at December 31, 2013	9,489,120	$0.41	1.06	$-

Granted	30,026,000	$0.10	4.49
Cancelled	(7,070,400)	$0.39	-
Expired	(120,000)	$0.25	-
Outstanding at September 30, 2014	32,324,720	$0.13	4.19	$671,031

Options exercisable at September 30, 2014	28,991,386	$0.13	4.16
Options exercisable at December 31, 2013	9,489,120	$0.41	1.06

The following table provides the primary assumptions used to value employee and Director non-cash stock-based compensation for the nine months ended September 30, 2014:

For the Nine Months Ended September 30, 2014

Weighted-average fair value of options granted	$0.09
Weighted-average assumptions:
Risk-free interest rate	0.65%
Dividend yield	-
Expected volatility	1.09
Expected option life (years)	2.58

Non-employee awards

During the three months ended September 30, 2014, we did not issue any options to non-employee consultants for services.

During the three months ended June 30, 2014, we did not issue any options to non-employee consultants for services.

During the three months ended March 31, 2014, we issued 1,555,000 options to non-employee consultants for services. These option grants were issued in conjunction with the cancellation of 1,352,000 options that had previously been issued to a non-employee.

No stock options were granted to non-employee consultants for services during the nine months ended September 30, 2013.

During the three months ended June 30, 2014, 1,015,600 options previously granted to non-employee consultants for services expired. 1,010,400 of these options had vested before expiration.

During the three months ended March 31, 2014, 1,000,000 options previously granted to non-employee consultants for services expired. These options had vested before expiration.

Services performed by non-employees who were granted options include product/distribution consulting and investor relations related services. The weighted-average fair value for such options that have had a fair value calculation applied ($0.05 for the nine months ended September 30, 2014) was estimated at the date of grant using a Black-Scholes option pricing model. The following weighted-average assumptions were used for the first quarter of 2014 grants: risk-free interest rate of 1.08%, volatility factor of 1.03, and a weighted-average expected life of the option of approximately 3.68 years.

The following table summarizes information about stock options issued to non-employees during the nine months ended September 30, 2014:

	Shares	Weighted-average exercise price	Weighted-average exercise life	Intrinsic value

Outstanding at December 31, 2013	4,137,599	$0.46	0.73	$-

Granted	1,555,000	$0.08	2.99
Cancelled	(1,352,000)	$0.48	-
Expired	(2,015,600)	$0.47	-
Outstanding at September 30, 2014	2,324,999	$0.19	2.26	$24,500

Options exercisable at September 30, 2014	2,324,999	$0.19	2.26
Options exercisable at December 31, 2013	4,132,399	$0.46	0.73

Sales of common stock

During the three months ended June 30, 2014, we received proceeds of $226,284 for the sale of 5,391,795 restricted shares of our common stock to a small group of accredited investors. We also received $8,332 in funds as deposits to be applied to the purchase of 83,316 restricted shares of common stock.

During the three months ended March 31, 2014, we received proceeds of $601,440 for the sale of 26,502,983 restricted shares of our common stock to a small group of accredited investors.

See Note 5 – Equity Commitment and Related Party Transactions for a description of other equity transactions FPS effected during the nine months ended September 30, 2014.

Effective October 27, 1999, we merged with Blencathia Acquisition Corporation (“Blencathia”). Blencathia was a public shell company with immaterial assets and liabilities and 312,000 shares outstanding at the time of the merger, which it redeemed and cancelled upon the merger. In exchange, we issued 312,000 of our common shares to the prior Blencathia owner with the contractual understanding that such shares were to be sold by that owner to achieve gross cash proceeds of $500,000. Any excess proceeds were to be returned to us and any deficiency was to be made up by us issuing additional shares or paying the difference in cash. As we believed that we controlled the ultimate timing of the sale of these 312,000 shares by the prior Blencathia owner, we did not consider these shares as issued or outstanding for purposes of computing earnings per share prior to 2006.

In 2006, we learned that the prior Blencathia owner had, in fact, sold the 312,000 shares for aggregate proceeds of approximately $150,000, without our consent. Accordingly, in the fourth quarter of 2006, we recorded $500,000 of general expenses (representing the cost of the 1999 merger) and the deemed issuance of approximately $150,000 of common stock. The remaining $350,000 obligation was reflected as a current accrued expense. Beginning in 2006, the 312,000 shares have been reflected as outstanding for earnings per share computations. During 2009 and 2010, we made payments totaling $160,000 to the prior Blencathia owner. We did not make any payments to the prior Blencathia owner during 2011, 2012 or 2013. The related current accrued expense balance remains at $190,000 at the end of 2013. We are in negotiations with the prior Blencathia owner to resolve this obligation and may ultimately settle the obligation with either cash or equity securities with a lower market value.

During 2013, we sold an aggregate total of 32,482,820 shares to accredited investors which yielded aggregate proceeds of $882,157.

A detachable warrant to purchase a share of our common stock accompanied certain share purchases in these offerings. The 4,875,000 aggregate warrants issued during 2013 each have an exercise price of $0.10 and were exercisable immediately and up to 5 years.

On April 12, 2013, the Company’s Board authorized and approved the extension of expiration date and change of exercise price for 2,000,000 warrants granted to a warrant holder for the purchase of the Company’s common stock. The outstanding share purchase warrants originally had a March 23, 2014 expiration and an exercise price of $0.25. Now the warrant shall expire on April 11, 2018 with an exercise price of $0.226. The Company analyzed the modification under ASC 718 and ASC 505 and determined no gain or loss is recognized upon the modification due to the warrant having been issued to an investor and investor awards are not subject to either ASC 718 or ASC 505.

During 2013, we issued a cumulative total of 187,500 common shares to a non-employee consulting entity for services. These shares were valued at the respective settlement dates’ quoted market prices and resulted in an aggregate of $16,875 of recorded non-cash stock-based compensation expense during 2013.

During the third quarter of 2013, 250,000 warrants associated with a prior financing expired.

During 2012, we sold a total of 9,975,000 shares to accredited investors which yielded aggregate proceeds of $810,000. A detachable warrant to purchase a share of our common stock accompanied certain share purchases in these offerings. The 9,825,000 aggregate warrants each have an exercise price of $0.10 and were exercisable immediately and up to 5 years.

During 2012, an aggregate total of $60,000 of notes payable from related parties was converted to equity via the issuance of 600,000 shares of our stock based on the then-market price of $0.10 per share. The terms of these loans did not require the payment of interest and did not require repayment of the principal by a certain date.

No shares were issued to Directors for Director-related services in 2013 or 2012.

As of December 31, 2013 and 2012, we have 21,595,750 and 16,970,750 warrants outstanding, respectively. These warrants were issued as part of equity funding efforts that occurred in 2009, 2011, 2012 and 2013.

Year Warrants Issued	No. of Warrants Issued	Warrant Exercise Price	Warrant Expiration Date

2009	4,325,000	$0.25	2014
2011	2,570,750	$0.25	2016
2011	250,000	$0.25	2013
2012	9,825,000	$0.10	2017
2013	4,875,000	$0.10	2018

No warrants were exercised during 2013 or 2012.

Further information relating to warrants is as follows:

		Weighted-	Weighted-
	Number	Average	Average
	of	Exercise	Exercise
	Shares	Price	Life
Outstanding at December 31, 2011	7,145,750	$0.25	3.04
Granted	9,825,000	$0.10	4.66
Outstanding at December 31, 2012	16,970,750	$0.16	3.55
Granted	4,875,000	$0.10	4.26
Expired	(250,000)	$0.25	-
Outstanding at December 31, 2013	21,595,750	$0.15	3.35

The intrinsic value (difference between the warrant exercise price and our stock share price) attributable to warrants issued was $0 at both December 31, 2013 and 2012.

Equity Commitment

Effective December 11, 2007, we received an investment commitment from Rex Carr, a Director of FPS and a holder of over 5% of our common stock. Pursuant to the terms of the commitment, Mr. Carr has agreed to invest up to an aggregate of $1,000,000 in FPS, at such time or times as we may request, in the form of a purchase or purchases of restricted common stock of FPS. FPS may elect to draw from the commitment at one time or from time to time; provided, however, that the aggregate of such draws may not exceed $1,000,000. If and when we elect to utilize available commitment funds, we will issue to Mr. Carr that number of shares of restricted common stock of FPS equal to the value of the investment then provided to FPS. The number of shares to be issued will be calculated based on the closing price of our common stock as quoted on OTC Market Group’s OTC Pink Marketplace on the date of the sale. There is no stipulation regarding the duration of this commitment. As of December 31, 2013 and 2012 the amounts available under this commitment were $500,000 and $800,000, respectively.